Derivative instruments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Derivative Financial Assets And Liabilities [Line Items]
Disclosure Of Derivative Financial Assets And Liabilities Explanatory

As of 30.6.23, USD bn
Derivative
financial
assets
Derivative
financial
liabilities
Notional values
related to derivative
financial assets and
liabilities
1
Other
notional
values
2
Derivative financial instruments
Interest rate 63.7 62.0 3,788
3
25,438
Credit derivatives 5.4 6.2 379
Foreign exchange 74.7 76.6 7,350 82
Equity / index 39.7 45.3 1,192 497
Commodities 1.7 1.7 159 23
Other
4
0.8 1.3 140
Total derivative financial instruments, based on IFRS netting
5
185.9 193.1 13,010 26,040
of which: Credit Suisse
6
63.2 66.7 2,804 10,689
Further netting potential not recognized on the balance

sheet
7
(170.0) (174.9)
of which: netting of recognized financial liabilities / assets (140.0) (140.0)
of which: netting with collateral received / pledged (30.0) (34.9)
Total derivative financial instruments, after consideration of further netting potential 15.9 18.2
As of 31.3.23, USD bn
Derivative financial instruments
Interest rate 36.7 34.7 2,345 13,842
Credit derivatives 1.3 1.3 86
Foreign exchange 52.2 53.3 6,610 56
Equity / index 21.8 24.6 932 76
Commodities 1.8 1.6 146 19
Other
4
0.4 0.6 106
Total derivative financial instruments, based on IFRS netting
5
114.3 116.1 10,224 13,993
Further netting potential not recognized on the balance

sheet
7
(105.4) (104.3)
of which: netting of recognized financial liabilities / assets (84.9) (84.9)
of which: netting with collateral received / pledged (20.5) (19.4)
Total derivative financial instruments, after consideration of further netting potential 8.8 11.8
As of 31.12.22, USD bn
Derivative financial instruments
Interest rate 39.8 37.5 2,080 11,255
Credit derivatives 1.0 1.2 74
Foreign exchange 85.5 88.5 6,080 40
Equity / index 22.2 26.1 886 63
Commodities 1.4 1.4 132 18
Other
4
0.2 0.1 50
Total derivative financial instruments, based on IFRS netting
5
150.1 154.9 9,302 11,376
Further netting potential not recognized on the balance

sheet
7
(139.4) (137.1)
of which: netting of recognized financial liabilities / assets (110.9) (110.9)
of which: netting with collateral received / pledged (28.5) (26.2)
Total derivative financial instruments, after consideration of further netting potential 10.7 17.8
1 In cases where derivative

financial instruments are presented

on a net basis

on the balance sheet,

the respective notional values

of the netted derivative

financial instruments are still

presented on a gross

basis.
Notional amounts of client-cleared ETD and OTC transactions

through central clearing counterparties are not disclosed, as they have a significantly different risk profile.

2 Other notional values relate to derivatives
that are cleared through either

a central counterparty or an

exchange and settled on a

daily basis (except for

OTC derivatives settled through collateralized-to-market arrangements, which are presented under

Derivative
financial assets and Derivative financial liabilities). The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral

payables on

derivative instruments

and was

not material for

all periods

presented.

3 Includes USD
225
bn related to

OTC derivatives

settled through collateralized-to-market

arrangements.

4 Includes mainly Loan commitments measured

at FVTPL, as well as

unsettled purchases and sales of

non-derivative financial instruments for which

the changes in the fair

value between trade date

and settlement
date are recognized as

derivative financial instruments.

5 Financial assets and liabilities

are presented net on

the balance sheet if UBS

has the unconditional and

legally enforceable right to

offset the recognized
amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS or its counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

6 Refer to Note 2 for more information

about the acquisition of the Credit Suisse Group.

7 Reflects the netting potential in accordance

with enforceable master netting and similar arrangements
where not all criteria for a net presentation on the balance sheet have been met. Refer to “Note 21 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of the Annual
Report 2022 for more information.

Disclosure Of Offsetting Of Financial Assets And Liabilities Explanatory

USD bn
Receivables
30.6.23
Payables
30.6.23
Receivables
31.3.23
Payables
31.3.23
Receivables
31.12.22
Payables
31.12.22
Cash collateral on derivative instruments, based on IFRS netting
1
54.3 41.4 32.7 32.2 35.0 36.4
of which: Credit Suisse
2
19.3 10.0
Further netting potential not recognized on the balance

sheet
3
(34.1) (26.7) (18.6) (17.3) (22.9) (21.9)
of which: netting of recognized financial liabilities / assets (30.4) (22.9) (15.6) (14.3) (20.9) (20.0)
of which: netting with collateral received / pledged (3.8) (3.8) (3.0) (3.0) (1.9) (1.9)
Cash collateral on derivative instruments, after consideration of further netting potential 20.2 14.7 14.1 14.9 12.1 14.5
1 Financial assets and liabilities are presented

net on the balance sheet if UBS

has the unconditional and legally enforceable right

to offset the recognized amounts,

both in the normal course of business

and in the
event of default, bankruptcy or insolvency of UBS or its counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

2 Refer to Note 2 for more information
about the acquisition of the Credit Suisse Group.

3 Reflects the netting potential in accordance with enforceable master netting and similar arrangements where not all criteria for a net presentation on the balance
sheet have been met. Refer to “Note 21 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of the Annual Report 2022 for more information.